Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	January 31, 2020
(Unaudited)

Shares		Value
COMMON STOCKS — 92.7%
ARGENTINA — 0.0%
69	Transportadora de Gas del Sur SA - ADR - Class B	$427
45,477	YPF SA - ADR	427,029
		427,456
AUSTRALIA — 0.9%
332,339	Atlassian Corp. Plc - Class A(a)	48,853,833
35,718	Caltex Australia Ltd.	822,010
433,360	CSL Ltd.	90,522,658
4,320,269	Evolution Mining Ltd.	10,729,241
213,914	Oil Search Ltd.	1,036,721
236,936	Origin Energy Ltd.	1,300,556
284,507	Santos Ltd.	1,654,996
35,581	Washington H. Soul Pattinson & Co. Ltd.	513,275
141,312	Woodside Petroleum Ltd.	3,285,248
		158,718,538
AUSTRIA — 0.0%
24,363	OMV AG	1,215,624
BELGIUM — 0.5%
271,347	Galapagos NV - ADR(a)	60,477,819
809,607	Proximus SADP	23,093,917
		83,571,736
BERMUDA — 0.0%
86,145	Arch Capital Group Ltd.(a)	3,804,163
96,649	Athene Holding Ltd. - Class A(a)	4,210,030
		8,014,193
BRAZIL — 0.6%
3,775,136	Ambev SA - ADR	15,704,566
906,054	B3 SA - Brasil Bolsa Balcao	10,146,722
2,591,423	Banco Bradesco SA - ADR	19,772,557
326,536	Cia Brasileira de Distribuicao - ADR	6,491,536
30,585	Cosan SA	570,264
2,190,274	Itau Unibanco Holding SA - ADR	16,667,985
931,035	Localiza Rent a Car SA	11,559,130
441,113	Petroleo Brasileiro SA	3,126,087
90,000	Ultrapar Participacoes SA	531,056
1,475,960	WEG SA	13,647,788
		98,217,691
CANADA — 2.0%
3,551,800	Alimentation Couche-Tard, Inc. - Class B	118,706,449
220,249	Bank of Montreal	16,797,440
284,510	Bank of Nova Scotia (The)	15,539,053
60,579	Cameco Corp.	488,422
449,423	Canadian Apartment Properties REIT	19,221,204
Shares		Value
CANADA (continued)
190,918	Canadian Imperial Bank of Commerce	$15,568,891
173,055	Canadian Natural Resources Ltd.	4,867,090
149,959	Cenovus Energy, Inc.	1,305,371
149,690	Enbridge, Inc.	6,086,458
133,259	Enbridge, Inc.	5,419,644
67,061	Husky Energy, Inc.	436,297
41,703	Imperial Oil Ltd.	988,847
49,064	Inter Pipeline Ltd.	817,486
27,381	Keyera Corp.	714,422
315,978	National Bank of Canada	17,532,314
529,115	Open Text Corp.	23,812,974
26,025	Parkland Fuel Corp.	905,585
78,542	Pembina Pipeline Corp.	3,007,789
45,894	PrairieSky Royalty Ltd.	503,190
202,220	Royal Bank of Canada	15,980,178
121,813	Shopify, Inc. - Class A(a)	56,723,442
226,312	Suncor Energy, Inc.	6,917,274
133,358	TC Energy Corp.	7,312,823
463,086	TELUS Corp.	18,563,331
		358,215,974
CHILE — 0.0%
206,295	Banco Santander Chile - ADR	4,134,152
CHINA — 4.8%
215,151	51job, Inc. - ADR(a)	15,523,145
1,066,500	AAC Technologies Holdings, Inc.	7,655,522
1,533,874	Alibaba Group Holding Ltd. - ADR(a)	316,883,030
126,782	Autohome, Inc. - ADR(a)	9,696,287
109,205	Baidu, Inc. - ADR(a)	13,493,370
1,400,000	China Coal Energy Co. Ltd. - H Shares	479,489
3,505,036	China Petroleum & Chemical Corp. - H Shares	1,863,853
572,463	China Shenhua Energy Co. Ltd. - H Shares	1,012,752
2,665,427	CNOOC Ltd.	4,070,245
116,432	CNOOC Ltd. - ADR	17,581,232
4,974,114	CSPC Pharmaceutical Group Ltd.	11,079,774
2,728,058	ENN Energy Holdings Ltd.	31,999,341
3,665,167	Hangzhou Hikvision Digital Technology Co. Ltd.(b)	17,459,537
177,422	JD.com, Inc. - ADR(a)	6,687,035
810,489	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A(b)	11,492,547
2,479,929	Midea Group Co. Ltd.(b)	18,081,203
53,945,121	PetroChina Co. Ltd. - H Shares	23,962,953
2,098,000	Ping An Insurance Group Co. of China Ltd. - H Shares.	23,960,626
1,546,810	S.f. Holding Co. Ltd.(b)	8,027,513
1,034,458	Shenzhou International Group Holdings Ltd.	13,825,450

1

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
CHINA (continued)
916,243	Sunny Optical Technology Group Co. Ltd.	$14,947,080
5,304,280	Tencent Holdings Ltd.	254,744,218
194,514	Trip.com Group Ltd. - ADR(a)	6,249,735
108,084	Weibo Corp. - ADR(a)	4,606,540
598,520	Yanzhou Coal Mining Co. Ltd. - H Shares	445,425
		835,827,902
COLOMBIA — 0.1%
318,823	Bancolombia SA - ADR	16,728,643
866,046	Ecopetrol SA	805,271
		17,533,914
CZECH REPUBLIC — 0.1%
323,870	Komercni Banka AS	11,158,085
DENMARK — 0.2%
432,837	H. Lundbeck A/S	18,423,790
401,052	Tryg A/S	12,166,258
		30,590,048
EGYPT — 0.1%
2,308,522	Commercial International Bank Egypt SAE - GDR	12,142,826
FINLAND — 0.1%
60,823	Neste Oyj	2,420,319
401,619	Sampo Oyj - A Shares	18,204,186
		20,624,505
FRANCE — 0.9%
124,279	Air Liquide SA	18,021,537
96,765	Gecina SA REIT	18,286,908
87,180	Iliad SA	11,476,778
207,320	Legrand SA	16,646,853
288,772	L’Oreal SA	80,674,378
346,950	TOTAL SA	16,986,378
		162,092,832
GEORGIA — 0.0%
179,060	Bank of Georgia Group Plc	3,577,464
GERMANY — 0.9%
66,965	Allianz SE	16,030,693
223,940	Muenchener Rueckversicherungs-Gesellschaft AG	66,138,634
123,117	SAP SE	16,087,532
140,054	Siemens AG	17,340,744
1,047,467	Zalando SE(a)(c)	50,452,485
		166,050,088
GREECE — 0.0%
23,273	Motor Oil (Hellas) Corinth Refineries SA	495,571
HONG KONG — 1.8%
14,062,626	AIA Group Ltd.	140,778,355
Shares		Value
HONG KONG (continued)
815,809	ASM Pacific Technology Ltd.	$11,144,817
14,287,250	CITIC Ltd.	16,206,664
1,558,900	CLP Holdings Ltd.	16,288,303
778,495	Hang Seng Bank Ltd.	15,857,378
2,821,767	MTR Corp. Ltd.	15,949,781
11,455,370	New World Development Co. Ltd.	14,469,289
33,610,708	Sino Biopharmaceutical Ltd.	45,093,552
1,083,700	Sun Hung Kai Properties Ltd.	15,250,999
2,034,000	Techtronic Industries Co. Ltd.	16,486,017
		307,525,155
HUNGARY — 0.0%
59,139	MOL Hungarian Oil & Gas Plc	501,570
INDIA — 2.1%
1,100,767	Asian Paints Ltd.	27,699,853
80,485	Bharat Petroleum Corp. Ltd.	515,400
237,654	Coal India Ltd.	605,146
53,482	Eicher Motors Ltd.	15,206,703
5,913,700	HDFC Bank Ltd.	101,628,705
2,763,750	Housing Development Finance Corp. Ltd.	93,496,724
914,401	Kotak Mahindra Bank Ltd.	21,678,701
546,198	Maruti Suzuki India Ltd.	52,918,612
460,836	Oil & Natural Gas Corp. Ltd.	703,613
401,052	Reliance Industries Ltd.	7,933,925
518,597	Tata Consultancy Services, Ltd.	15,109,681
2,290,759	Titan Co. Ltd.	38,129,825
		375,626,888
INDONESIA — 0.4%
4,823,058	Adaro Energy Tbk PT	432,680
20,416,749	Astra International Tbk PT	9,494,424
6,542,422	Bank Central Asia Tbk PT	15,523,579
65,634,068	Bank Rakyat Indonesia Persero Tbk PT	21,437,418
2,820,075	Bukit Asam Tbk PT	456,416
68,737,248	Telekomunikasi Indonesia Persero Tbk PT	19,128,637
357,655	United Tractors Tbk PT	502,891
		66,976,045
IRELAND — 0.8%
172,090	Accenture Plc - Class A	35,314,589
461,012	Aptiv Plc	39,089,207
606,595	Medtronic Plc	70,025,327
		144,429,123
ISLE OF MAN — 0.2%
3,239,421	GVC Holdings Plc	37,523,539
ITALY — 0.1%
366,086	ENI SpA	5,139,260
2,479,536	Terna Rete Elettrica Nazionale SpA	17,313,605
		22,452,865

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
JAPAN — 5.0%
464,263	Adastria Co. Ltd.	$9,224,847
2,001,165	Ajinomoto Co, Inc.	33,335,820
889,000	Bandai Namco Holdings, Inc.	52,328,384
273,434	Bridgestone Corp.	9,844,179
599,055	Canon, Inc.	15,958,398
1,277,110	Daiwa House Industry Co. Ltd.	40,792,559
47,600	Fast Retailing Co. Ltd.	26,067,870
803,700	Fujifilm Holdings Corp.	40,676,395
26,248	Idemitsu Kosan Co. Ltd.	669,796
145,580	Inpex Corp.	1,384,525
1,282,188	Japan Airlines Co. Ltd.	36,623,800
478,042	JXTG Holdings, Inc.	2,068,258
442,434	Keyence Corp.	152,588,792
1,294,405	K’s Holdings Corp.	15,923,971
452,477	Nagoya Railroad Co. Ltd.	13,425,440
334,776	NH Foods Ltd.	14,907,427
1,509,021	Nippon Telegraph & Telephone Corp.	38,806,580
3,099,400	NTT Data Corp.	44,479,415
399,700	NTT DOCOMO, Inc.	11,461,104
820,257	Osaka Gas Co. Ltd.	14,057,655
380,800	PeptiDream, Inc.(a)	18,415,320
218,587	Sawai Pharmaceutical Co. Ltd.	14,383,511
719,313	Secom Co. Ltd.	64,479,601
1,772,341	Seven & I Holdings Co. Ltd.	68,976,623
536,497	Suntory Beverage & Food Ltd.	22,998,741
1,898,465	Terumo Corp.	69,802,820
600,300	Toho Co. Ltd.	22,409,796
4,963,500	Yamada Denki Co. Ltd.	25,240,077
		881,331,704
KENYA — 0.1%
1,565,379	East African Breweries Ltd.	3,343,793
49,502,720	Safaricom Plc	15,028,493
		18,372,286
LUXEMBOURG — 0.1%
59,933	Tenaris SA	620,022
600,158	Tenaris SA - ADR	12,417,269
		13,037,291
MACAU — 0.2%
6,083,400	Sands China Ltd.	29,764,530
MALAYSIA — 0.0%
97,790	Petronas Dagangan Bhd	528,801
MEXICO — 0.4%
141,286	Fomento Economico Mexicano SAB de CV - ADR	12,739,759
86,657	Grupo Aeroportuario del Sureste SAB de CV - ADR	16,706,603
3,200,072	Grupo Financiero Banorte SAB de CV - Series O	19,721,541
5,657,745	Wal-Mart de Mexico SAB de CV	16,555,091
		65,722,994
Shares		Value
NETHERLANDS — 1.5%
402,308	Aalberts NV	$17,633,072
45,959	Adyen NV(a)(c)	42,356,881
358,788	ASML Holding NV	101,169,884
283,187	ASML Holding NV	79,479,263
9,955	Koninklijke Vopak NV	534,145
616,565	Royal Dutch Shell Plc - A Shares	16,237,864
538,306	Royal Dutch Shell Plc - B Shares	14,216,641
		271,627,750
NORWAY — 0.2%
21,100	Aker BP ASA	599,190
153,502	Equinor ASA	2,789,519
293,882	Salmar ASA	14,432,183
575,961	Telenor ASA	10,454,143
		28,275,035
PAKISTAN — 0.0%
588,980	Oil & Gas Development Co. Ltd.	525,629
PANAMA — 0.1%
134,303	Copa Holdings SA - Class A	13,156,322
PERU — 0.1%
75,420	Credicorp. Ltd.	15,580,264
POLAND — 0.1%
1,030,278	Polski Koncern Naftowy ORLEN SA	20,118,681
PORTUGAL — 0.0%
72,124	Galp Energia SGPS SA	1,091,055
QATAR — 0.1%
63,038	Qatar Fuel QSC	381,241
3,291,560	Qatar National Bank QPSC	18,478,299
		18,859,540
RUSSIA — 0.7%
412,591	Lukoil PJSC - ADR	42,137,919
168,172	NovaTek PJSC - GDR	30,270,960
1,761,700	Sberbank of Russia PJSC – ADR	28,085,021
596,143	Sberbank of Russia PJSC – ADR	9,538,288
224,579	Yandex NV - Class A(a)	10,063,385
		120,095,573
SINGAPORE — 0.6%
10,859,000	CapitaLand Commercial Trust, REIT	16,392,745
6,098,900	CapitaLand Ltd.	16,179,113
9,432,609	Mapletree Commercial Trust, REIT	16,244,050
2,020,000	Oversea-Chinese Banking Corp. Ltd.	16,031,511
705,284	Sea Ltd. - ADR(a)	31,907,048
837,800	United Overseas Bank Ltd.	15,754,029
		112,508,496

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
SOUTH AFRICA — 0.3%
770,347	AngloGold Ashanti Ltd.	$15,592,232
1,341,475	Discovery Ltd.	10,455,791
42,042	Exxaro Resources Ltd.	341,104
430,589	Sasol Ltd.	6,861,710
1,357,159	Standard Bank Group Ltd.	14,240,290
		47,491,127
SOUTH KOREA — 0.7%
69,974	Amorepacific Corp.(a)	11,037,557
12,125	GS Holdings Corp.	464,918
347,855	Hankook Tire & Technology Co. Ltd.(a)	8,376,422
23,343	LG Household & Health Care Ltd.	24,638,582
47,709	Samsung Electronics Co. Ltd. - GDR	56,441,407
6,582	SK Innovation Co. Ltd.	717,926
171,492	Woongjin Coway Co. Ltd.	12,633,299
		114,310,111
SPAIN — 0.0%
213,669	Repsol SA	2,953,835
SWEDEN — 0.7%
2,576,351	Atlas Copco AB - A Shares	91,526,041
896,760	Castellum AB	22,039,641
29,539	Lundin Petroleum AB	900,877
		114,466,559
SWITZERLAND — 2.1%
710,000	Alcon, Inc.(a)	41,847,400
22,749	CHUBB Ltd.	3,457,621
729,997	Coca-Cola HBC AG - CDI	26,855,916
87,500	Helvetia Holding AG	12,609,012
101,569	Kuehne + Nagel International AG	16,450,129
208,800	Lonza Group AG	85,887,209
607,863	Swiss Re AG	68,788,483
59,341	Swisscom AG	32,627,693
812,695	TE Connectivity Ltd.	74,914,225
		363,437,688
TAIWAN — 1.2%
6,065,687	Chunghwa Telecom Co. Ltd.	21,685,398
1,240,541	Eclat Textile Co. Ltd.	16,015,459
2,359,020	Hon Hai Precision Industry Co. Ltd.	6,497,086
98,000	Largan Precision Co. Ltd.	15,587,739
1,445,285	President Chain Store Corp.	14,281,094
3,085,570	Radiant Opto-Electronics Corp.	10,724,779
10,863,470	Shanghai Commercial & Savings Bank Ltd. (The)	17,980,519
16,157,766	Taiwan Cement Corp.	22,491,114
4,095,415	Taiwan Mobile Co. Ltd.	14,505,922
7,200,000	Taiwan Semiconductor Manufacturing Co. Ltd.	76,268,662
		216,037,772
Shares		Value
THAILAND — 0.9%
11,599,400	Airports of Thailand Public Co. Ltd.	$26,235,409
51,140,400	CP ALL Public Co. Ltd.	116,079,028
4,726,900	Siam Commercial Bank Public Co. Ltd. (The)	14,861,604
		157,176,041
TURKEY — 0.0%
26,429	Tupras Turkiye Petrol Rafinerileri AS	497,248
UNITED ARAB EMIRATES — 0.1%
702,242	DP World Plc	9,831,388
UNITED KINGDOM — 1.7%
1	Abcam Plc	18
24,381	Aon Plc	5,369,915
2,936,256	BP Plc	17,707,722
3,096,338	Compass Group Plc	76,745,057
2,706,900	Diageo Plc	107,591,134
2,269,601	RELX Plc	60,209,229
1,470,044	Smith & Nephew Plc	35,455,841
53,119	TechnipFMC Plc	876,995
		303,955,911
UNITED STATES — 59.2%
338,625	Abbott Laboratories	29,507,783
814,010	AbbVie, Inc.	65,951,090
152,818	ABIOMED, Inc.(a)	28,468,465
593,100	Activision Blizzard, Inc.	34,684,488
547,697	Aerojet Rocketdyne Holdings, Inc.(a)	28,518,583
112,459	Aflac, Inc.	5,799,511
451,200	Agilent Technologies, Inc.	37,251,072
366,485	Air Products & Chemicals, Inc.	87,483,634
145,832	Align Technology, Inc.(a)	37,493,407
34,049	Allstate Corp. (The)	4,036,168
164,682	Ally Financial Inc.	5,274,764
26,217	Alphabet, Inc. - Class A(a)	37,563,193
194,752	Alphabet, Inc. - Class C(a)	279,319,161
202,481	Amazon.com, Inc.(a)	406,727,634
704,765	Amdocs Ltd.	50,707,842
1,074,126	American Express Co.	139,496,744
52,972	American International Group, Inc.	2,662,373
143,325	American Tower Corp. REIT	33,214,136
24,975	Ameriprise Financial, Inc.	4,131,115
496,106	AMETEK, Inc.	48,196,698
284,725	Amgen, Inc.	61,514,836
159,536	Amphenol Corp. - Class A	15,869,046
54,543	Apache Corp.	1,496,660
1,241,109	Apple, Inc.	384,135,647
401,445	Arthur J Gallagher & Co.	41,176,214
102,328	Assurant, Inc.	13,359,944
199,040	Automatic Data Processing, Inc.	34,113,466
88,140	Baker Hughes Co.	1,909,112
3,702,505	Bank of America Corp.	121,553,239

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
UNITED STATES (continued)
87,745	Bank of New York Mellon Corp. (The)	$3,929,221
617,821	Berkshire Hathaway, Inc. - Class B(a)	138,657,567
8,219	BlackRock, Inc.	4,334,290
2,116,510	Blackstone Group, Inc. - Class A (The)	129,255,266
453,030	Blackstone Mortgage Trust, Inc. - Class A REIT	17,305,746
785,279	Bloomin’ Brands, Inc.	16,310,245
325,821	Bluebird Bio, Inc.(a)	25,964,675
2,465,800	Boston Scientific Corp.(a)	103,243,046
429,239	Brinker International, Inc.	18,324,213
38,808	Broadcom, Inc.	11,842,649
406,350	Broadridge Financial Solutions, Inc.	48,416,603
435,695	Brown & Brown, Inc.	19,562,706
71,220	Cabot Oil & Gas Corp.	1,003,490
85,553	Capital One Financial Corp.	8,538,189
750,268	Charles Schwab Corp. (The)	34,174,707
509,594	Cheesecake Factory, Inc. (The)	19,568,410
30,586	Cheniere Energy, Inc.(a)	1,811,915
1,033,296	Chevron Corp.	110,707,333
1,336,525	Cisco Systems, Inc.	61,440,054
479,328	Citigroup, Inc.	35,666,796
93,042	Citizens Financial Group Inc.	3,468,606
67,494	Clorox Co. (The)	10,617,481
18,073	CME Group, Inc.	3,923,829
865,700	Coca-Cola Co. (The)	50,556,880
2,321,400	Comcast Corp. - Class A	100,261,266
68,421	Comerica, Inc.	4,184,628
27,078	Concho Resources, Inc.	2,051,971
560,400	ConocoPhillips	33,304,572
15,917	Continental Resources, Inc.	433,261
430,987	Costco Wholesale Corp.	131,675,148
319,174	Cracker Barrel Old Country Store, Inc.	48,811,280
906,400	Danaher Corp.	145,812,568
694,003	Darden Restaurants, Inc.	80,802,769
63,987	Deckers Outdoor Corp.(a)	12,215,758
62,165	Devon Energy Corp.	1,350,224
924,255	Diamondback Energy, Inc.	68,764,572
278,316	Discover Financial Services	20,909,881
122,205	Dollar General Corp.	18,747,469
129,095	DTE Energy Co.	17,119,288
173,715	Duke Energy Corp.	16,959,795
24,841	E*TRADE Financial Corp.	1,058,723
264,800	Eaton Corp. Plc	25,015,656
52,410	Eaton Vance Corp.	2,397,758
85,841	Ecolab, Inc.	16,834,279
309,547	Edwards Lifesciences Corp.(a)	68,057,003
466,913	Eli Lilly & Co.	65,199,731
85,357	EOG Resources, Inc.	6,223,379
121,967	EPAM Systems, Inc.(a)	27,825,551
120,135	Equitable Holdings, Inc.	2,885,643
482,568	Equity Commonwealth REIT	15,823,405
Shares		Value
UNITED STATES (continued)
198,035	Eversource Energy	$18,306,355
459,427	Exelon Corp.	21,864,131
614,149	Exxon Mobil Corp.	38,150,936
1,321,852	Facebook, Inc. - Class A(a)	266,895,137
3,973	FactSet Research Systems, Inc.	1,136,715
28,387	Fidelity National Financial, Inc.	1,383,866
198,734	Fifth Third Bancorp	5,653,982
1,574,000	Fiserv, Inc.(a)	186,692,140
177,444	Franklin Resources, Inc.	4,489,333
91,220	General Dynamics Corp.	16,003,637
6,819,000	General Electric Co.	84,896,550
351,700	Genuine Parts Co.	32,908,569
719,600	Global Payments, Inc.	140,645,820
41,758	Goldman Sachs Group, Inc. (The)	9,927,965
1,745,159	H&R Block, Inc.	40,487,689
127,206	Halliburton Co.	2,774,363
99,836	Hartford Financial Services Group, Inc. (The)	5,918,278
478,189	Hershey Co. (The)	74,200,587
38,425	Hess Corp.	2,173,702
26,308	HollyFrontier Corp.	1,181,755
432,695	Home Depot, Inc. (The)	98,697,730
93,062	Honeywell International, Inc.	16,120,200
4,775,074	Huntington Bancshares, Inc.	64,797,754
742,442	Illinois Tool Works, Inc.	129,912,501
151,648	Illumina, Inc.(a)	43,988,535
16,855	Intercontinental Exchange, Inc.	1,681,118
816,130	International Business Machines Corp.	117,302,365
115,708	Jack Henry & Associates, Inc.	17,302,974
346,630	Jack in the Box, Inc.	28,337,003
204,180	Jefferies Financial Group, Inc.	4,418,455
2,797,099	JPMorgan Chase & Co.	370,224,024
547,750	Juniper Networks, Inc.	12,565,385
799,500	Kansas City Southern	134,867,655
729,200	Kellogg Co.	49,738,732
103,708	KeyCorp	1,940,377
580,900	Keysight Technologies, Inc.(a)	54,017,891
148,300	Kimberly-Clark Corp.	21,242,492
295,895	Kinder Morgan, Inc.	6,175,329
325,500	KLA Corp.	53,948,370
20,658	Lincoln National Corp.	1,125,448
472,912	Lockheed Martin Corp.	202,463,085
693,200	Lowe’s Cos, Inc.	80,577,568
24,311	M&T Bank Corp.	4,096,890
116,731	Marathon Oil Corp.	1,327,231
98,640	Marathon Petroleum Corp.	5,375,880
3,880	MarketAxess Holdings, Inc.	1,374,218
192,545	Marsh & McLennan Cos., Inc.	21,538,084
465,689	Mastercard, Inc. - Class A	147,129,783
833,810	McDonald’s Corp.	178,410,326
745,795	Merck & Co., Inc.	63,720,725
156,796	MetLife, Inc.	7,794,329
3,005,454	MFA Financial, Inc. REIT	23,442,541
2,960,495	Microsoft Corp.	503,965,064

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
UNITED STATES (continued)
9,594	Moody’s Corp.	$2,463,643
165,274	Morgan Stanley	8,637,219
491,386	Motorola Solutions, Inc.	86,975,321
8,773	MSCI, Inc.	2,507,323
48,786	National Oilwell Varco, Inc.	1,005,479
144,796	Netflix, Inc.(a)	49,967,652
4,227,499	New York Community Bancorp, Inc.	46,756,139
403,738	Newmont Corp.	18,192,434
202,600	NextEra Energy, Inc.	54,337,320
702,159	NIKE, Inc. - Class B	67,617,912
62,172	Noble Energy, Inc.	1,229,140
21,097	Northern Trust Corp.	2,063,498
126,100	Northrop Grumman Corp.	47,233,277
129,893	Occidental Petroleum Corp.	5,159,350
187,322	Okta, Inc.(a)	23,986,582
426,302	Omnicom Group, Inc.	32,104,804
57,548	ONEOK, Inc.	4,308,619
37,302	Ovintiv, Inc.	581,205
561,500	Paychex, Inc.	48,159,855
1,042,510	People’s United Financial, Inc.	16,075,504
931,825	PepsiCo, Inc.	132,337,787
65,942	Phillips 66	6,025,121
614,165	Pinnacle West Capital Corp.	59,997,779
24,290	Pioneer Natural Resources Co.	3,279,150
34,080	PNC Financial Services Group, Inc. (The)	5,062,584
130,724	PPG Industries, Inc.	15,665,964
63,399	Principal Financial Group, Inc.	3,356,977
1,399,395	Procter & Gamble Co. (The)	174,392,605
525,358	Progressive Corp. (The)	42,391,137
1,113,696	Prudential Financial, Inc.	101,413,158
311,910	Public Storage REIT	69,792,982
1,085,059	Quest Diagnostics, Inc.	120,083,480
55,350	Raymond James Financial, Inc.	5,060,651
87,545	Regeneron Pharmaceuticals, Inc.(a)	29,584,957
213,826	Regions Financial Corp.	3,329,271
6,505	Reinsurance Group of America, Inc.	937,045
456,223	Republic Services, Inc.	43,363,996
282,600	Roper Technologies, Inc.	107,857,116
1,111,900	Ross Stores, Inc.	124,744,061
25,498	S&P Global, Inc.	7,489,528
241,096	Sarepta Therapeutics, Inc.(a)	27,957,492
200,763	Schlumberger Ltd.	6,727,568
13,270	SEI Investments Co.	866,000
19,617	Signature Bank	2,783,456
829,296	Starbucks Corp.	70,349,179
2,130,741	Starwood Property Trust, Inc., REIT	54,674,814
5,346	SVB Financial Group(a)	1,284,804
167,251	Synchrony Financial	5,420,605
600,300	Sysco Corp.	49,308,642
24,359	T Rowe Price Group, Inc.	3,252,657
29,319	Targa Resources Corp.	1,070,144
Shares		Value
UNITED STATES (continued)
28,302	TD Ameritrade Holding Corp.	$1,343,779
1,605,764	Texas Instruments, Inc.	193,735,427
13,093	Travelers Cos., Inc. (The)	1,723,301
2,127,406	Truist Financial Corp.	109,710,327
66,089	UniFirst Corp.	13,477,530
362,100	Union Pacific Corp.	64,967,982
950,400	United Technologies Corp.	142,750,080
536,450	UnitedHealth Group, Inc.	146,155,802
151,835	Unum Group	4,052,476
154,727	US Bancorp	8,234,571
61,094	Valero Energy Corp.	5,150,835
2,190,060	Verizon Communications, Inc.	130,177,166
936,889	Visa, Inc. - Class A	186,412,804
14,542	Voya Financial, Inc.	868,594
1,010,460	Walt Disney Co. (The)	139,756,723
407,578	Waste Management, Inc.	49,602,243
468,013	Wells Fargo & Co.	21,968,530
172,183	Williams Cos., Inc. (The)	3,562,466
372,427	Workday, Inc. - Class A(a)	68,761,197
91,498	Zions Bancorp NA	4,162,244
136,844	Zoom Video Communications, Inc. - Class A(a)	10,441,197
		10,386,515,352
Total Common Stocks (Cost $12,587,135,302)		16,254,912,767
MASTER LIMITED PARTNERSHIPS — 0.1%
UNITED STATES — 0.1%
389,245	Sunoco LP	12,109,412
Total Master Limited Partnerships (Cost $11,780,665)		12,109,412
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0%
614,792	Petroleo Brasileiro SA	4,085,598
SOUTH KOREA — 0.1%
11,263	Samsung Electronics Co. Ltd. – GDR	11,221,892
2,323	Samsung Electronics Co. Ltd. - GDR	2,257,956
		13,479,848
Total Preferred Stocks (Cost $10,752,969)		17,565,446

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 0.3%
Federal Home Loan Bank — 0.3%
$10,000,000	1.53%, 02/24/20(d)	$9,990,958
50,000,000	1.52%, 03/05/20(d)	49,932,834

Total U.S. Government Agencies (Cost $59,925,200)		59,923,792

Shares
EXCHANGE-TRADED FUNDS — 2.9%
1,774,700	Energy Select Sector SPDR Fund	94,839,968
2,880,000	iShares MSCI Europe Financials ETF	53,424,000
800,000	iShares MSCI South Korea ETF	46,120,000
3,605,175	VanEck Vectors Gold Miners ETF	104,514,023
1,608,555	VanEck Vectors Junior Gold Miners ETF	66,819,375
331,750	Vanguard S&P 500 ETF	98,095,157
1,667,935	Xtrackers Harvest CSI 300 China A-Shares ETF	44,066,843

Total Exchange-Traded Funds (Cost $433,063,115)		507,879,366
Shares		Value
INVESTMENT COMPANY — 1.6%
286,999,231	Federated Government Obligations Fund, 1.23%(e)	$286,999,231
Total Investment Company (Cost $286,999,231)		286,999,231
TOTAL INVESTMENTS — 97.7% (Cost $13,389,656,482)		$17,139,390,014
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		405,538,151
NET ASSETS — 100.0%		$17,544,928,165

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $55,060,800 which is 0.31% of net assets and the cost is $53,831,237.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d)	The rate represents the annualized yield at time of purchase.
(e)	The rate shown represents the current yield as of January 31, 2020.

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

The following abbreviations are used in the report:

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

ETF-Exchange Traded Fund

GDR-Global Depositary Receipt

REIT-Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	19.8%
Consumer Discretionary	12.7
Health Care	9.5
Industrials	9.4
Communication Services	9.3
Consumer Staples	8.1
Banks	7.1
Insurance	4.4
Energy	3.7
Financials	2.2
Diversified Financials	2.1
Real Estate	1.7
Utilities	1.5
Materials	1.4
Telecommunication Services	0.0 **
Other*	7.1
100.0%

*	Includes cash and equivalents, exchange traded funds, U.S. Government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
**	Represents less than 0.01% of net assets.

8